SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
10.	SUBSEQUENT EVENTS

Series G Preferred Stock

On April 23, 2015, the Company, entered into a Stock Purchase Agreement (“SPA”) with Discover Growth Fund, a Cayman Islands exempted mutual fund (“Discover”), pursuant to which the Company sold and issued 1,087 shares of the Company’s newly designated Series G Preferred Stock (“Series G Preferred Stock”) for gross proceeds of $5,000 and an 8% original issue discount. On April 23, 2015, the Company filed a Certificate of Designations of Preferences, Rights and Limitations of the Series G Preferred Stock (“Certificate of Designation”) with the Secretary of State of the State of Nevada.

Holders of the Series G Preferred Stock are entitled to cumulative dividends in the amount of 8.25% per annum, payable upon redemption or upon conversion and when, as and if declared by the Board of Directors in its discretion. Dividends are payable through the sixth anniversary of the issuance date. On the sixth anniversary of the issuance date, all remaining outstanding shares of Series G Preferred Stock will automatically be converted into shares of common stock.

The Series G Preferred Stock is convertible into shares of the Company’s common stock at a fixed conversion price of $0.06 per share of common stock. The Series G Preferred Stock may be converted into shares of common stock at any time at the option of the holder. The Series G Preferred Stock may also be converted into shares of common stock at the option of the Company if the Equity Conditions, as defined in the Certificate of Designation, are met. Upon conversion, the Company shall pay the holders of the Series G Preferred Stock being converted a conversion premium equal to the amount of dividends that such shares would have otherwise earned if they had been held through the maturity date, and issue to the Investor such number of shares of common stock equal to $5,000 per share of Series G Preferred Stock (the “Face Value”) multiplied by the number of Series G Preferred Stock divided by the conversion rate of $0.06.

The conversion premium may be paid in cash or, at the Company’s option, additional shares of common stock. If the Company elects to pay the conversion premium amount in the form of common stock the number of shares to be issued shall be calculated by using 80% of the average of the lowest 5 individual daily volume weighted average prices during the measuring period, not to exceed 100% of the lowest sales prices on the last day of such period, less $0.005 per share of common stock. Under certain circumstances, the number of shares to be issued shall be calculated by using 65% of the average of the lowest 5 individual daily volume weighted average prices during the measuring, less $0.005 per share of common stock not to exceed 70% of the lowest sales prices on the last day of such period less $0.005 per share. The Certificate of Designations describes these circumstances which include, but are not limited to, the breach of any covenant or representation in the SPA, the Certificate of Designations or any other transaction documents, and the suspension of trading of the Company’s common stock on its principal trading market.

The dividend rate on the Series G Preferred Stock shall adjust upward by 150 basis points for each $0.0025 that the volume weighted average price of the Company’s common stock on any trading day as of which the dividend rate is determined and calculated is below $0.045, subject to a maximum dividend rate of 24%. The dividend rate on the Series G Preferred Stock shall adjust downward by 150 basis points for each $0.0025 that the volume weighted average price of our common stock on any trading day as of which the dividend rate is determined and calculated is above $0.08, subject to a minimum dividend rate of 0%.

The Company will have the right, at its option, to redeem for cash all or a portion of the Series G Preferred Stock at a price 100% of the Face Value plus the conversion premium less any period for which dividends have previously been paid with respect to the Series G Preferred Stock being redeemed. Upon the listing of the Company’s common stock on a senior exchange, the Company may redeem the outstanding Series G Preferred Stock at 120% of the Face Value.

Upon the liquidation, dissolution or winding up, holders of Series G Preferred Stock will be entitled to be paid out of the Company’s assets, on parity with holders of our common stock and our Preferred Stock, an amount equal to $5,000 per share plus any accrued but unpaid dividends thereon.

Pursuant to the terms of the SPA, the Company has agreed to include the shares into which the Series G Preferred Stock are convertible in a registration statement on S-3 to be filed on or before May 5, 2015, and to have such registration statement remain effective until all of the Conversion Shares may be resold under Rule 144, without volume or manner restrictions. If the registration statement is not declared effective within 90 days of the closing date of the SPA, the Company shall issue to the investor 22 additional Series G Preferred Stock for each 30 day period until the Conversion Sales may be sold without restriction. The S-3 was filed on May 4, 2015.

The SPA also provides certain trading restrictions in the event of a reverse split or combination of the Company’s shares of common stock and restrictions on subsequent financings in the six months following the closing date. The SPA also contains shorting restrictions on the Investor.

The Company is currently evaluating the accounting treatment and disclosures to be implemented in its financial statements and notes for the Series G preferred stock.

16.	SUBSEQUENT EVENTS

The Company evaluated subsequent events through the date that its financial statements were available for issuance.

Common Stock Purchase Agreement
Through March 25, 2015, the Company has sold an additional 37,445,801 shares of common stock for gross proceeds of $2,767 under its agreement with LPC, and issued an additional 484,248 Commitment Fee shares.

Series D Convertible Stock

•	On March 11, 2015 Dominion Capital exercised 299 Series D shares to 9,977,567 common shares.
•	On March 25, 2015 Dominion Capital exercised 250 Series D shares to 8,333,333 common shares.

Series E Convertible Preferred Stock

Through March 31 2015, the Company has sold an additional 3,278 shares of Series E convertible preferred stock for gross proceeds of $2,950.

On March 4, 2015 Dominion Capital LLC converted 500 Series E shares to 6,250,000 common shares as well as 2,375,624 Make-Whole shares.

On April 2, 2015, the Company filed an amended and restated Certificate of Designation of its Series E Preferred Stock (The “Amendment”). The Amendment increased the number of authorized Series E Preferred Stock from 7,779 to 13,335 and changed the conversion price for the Series E Preferred Stock from $0.08 to $0.05, subject to adjustments, provided no adjustments shall be made until October 31, 2015

The Amendment also provides that simultaneously with the consummation of a Qualified Public Offering (defined in the Amendment as a public offering for gross proceeds of at least $10,000,000 and listing on a national securities exchange) each share of outstanding Series E Preferred Stock, together with any unpaid Dividends shall be converted into shares of Common Stock of the Company subject to adjustments at a conversion price per share of Series E Preferred Stock equal to the lower of $0.05 or 85% of the public offering price of the Qualified Public Offering (“Mandatory Conversion Price”). In addition, 30% (25% if no warrants are sold to the public in the Qualified Public Offering) of the Stated Amount of the outstanding Preferred Stock together with any Make-Whole Amount shall, at the Company’s option, in whole or in part, be paid in cash or in shares of common stock priced at the Mandatory Conversion Price.

As consideration for the agreeing to the Amendment, the existing Series E Preferred Shareholders received, an aggregate of 30,000,000 shares of common stock pro rata to the Stated Value of Series E Preferred Stock then held by each holder.

DioGenix Acquisition
On January 8, 2015, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with DioGenix, Inc., a Delaware corporation (“DioGenix”), in which the Company acquired all of the outstanding equity interests of DioGenix. Total consideration for the acquisition is 99,378,881 shares of the Company’s common stock and up to $2,000 in additional payments to DioGenix stockholders in cash or combination of cash and common stock, conditioned on the achievement of certain milestones related to results of clinical testing and future revenue from products in development. A portion of the consideration will be placed into escrow to satisfy certain indemnification obligations of DioGenix stockholders. The shares of the Company issued may, upon the request of the Company, be made subject to lock-up agreements precluding sale of such shares as described in the Merger Agreement. The company will obtain a report from a valuation specialist, pro forma information is currently not available.

The Merger Agreement also includes registration rights whereby the Company will file a registration statement with the Securities and Exchange Commission covering the consideration paid with common stock within 120 days of the closing of the transaction, subject to certain terms and conditions, including certain penalties to the Company for delay in registering the shares.

The Company incurred approximately $500 of transaction fees at closing.

Note payable

On February 23, 2015, the Company entered into a Securities Purchase Agreement with Dominion Capital pursuant to which the Company issued a 12% Promissory Note (the “February Note”) in the principal amount of $2,500 due and payable on December 23, 2015 in cash or stock or a combination at The Company’s option. At any time upon ten (10) days written notice to Dominion Capital, the Company may prepay any portion of the principal amount of the Note and any accrued and unpaid interest at an amount equal to 110% of the then outstanding principal amount of the Note and guaranteed interest, 10% of which may be paid in cash or, at the Company’s option, in common stock or a combination thereof.

The February Note contains certain customary Events of Default (including, but not limited to, default in payment of principal or interest thereunder, breaches of covenants, agreements, representations or warranties thereunder, the occurrence of an event of default under certain material contracts of the Company, including the transaction documents relating to the Note transaction, changes in control of the Company and the entering or filing of certain monetary judgments against the Company). Upon the occurrence of any such Event of Default the outstanding principal amount of the February Note, plus accrued but unpaid interest, liquidated damages, and other amounts owing in respect thereof through the date of acceleration, shall become, at the Investor’s election, immediately due and payable in cash. Upon any Event of Default that results in acceleration of the February Note, the interest rate on the Note shall accrue at an interest rate equal to the lesser of 24% per annum or the maximum rate permitted under state law at the time of the default..

In connection with the February Note Transaction, effective on February 23, 2015, the Company entered into a Security Agreement with the Investor (the “Security Agreement”) pursuant to which the Company granted a security interest in certain of its property (the “Collateral”) to Dominion Capital in order to secure the prompt payment, performance and discharge in full of all of the Company’s obligations under the Note. The Collateral shall consist of all of the Company’s rights, title and interest in and to that certain Asset Purchase Agreement, dated November 7, 2014, by and among the Company, Regenicin, Inc., Clark Corporate Law Group, LLP, and Gordon & Rees, LLP and that certain Option Agreement, dated November 7, 2014, by and between the Company and Lonza Walkersville.

As part of the financing, Dominion received 1,250,000 shares of the Company’s restricted common stock valued at $98.

On March 31, 2015, the Company issued an additional Note to Dominion in the principal amount of $350. The March Note was issued upon the same terms and conditions as the February Note.

Georgetown University Option to License
On January 13, 2015, the Company entered into an Exclusive Option Agreement (the “GU Option Agreement”) with the Georgetown University (“GU”) pursuant to which the Company was granted an option to obtain an exclusive license (with the right to sublicense) from Georgetown based upon certain patented technologies entitled “BLOOD BASED BIOMARKERS FOR MEMORY LOSS” (the “Technologies”). The term of the option is 12 months which may be extended mutual written consent of the parties. In consideration for the grant of the option, the Company paid an option fee of $75.

Prior to exercise of the option, the Company must (i) satisfy certain milestones as further described in the Agreement, (ii) obtained financing of at least $10,000 of which $3,000 shall be used to commercialize the Technologies, (iii) shall have sponsored at least $500 worth of research at Georgetown throughout the course of the term of the Agreement, and (iv) has submitted, to GU, a business plan for commercialization of the Technologies.

The Agreement contemplates that the parties, upon exercise of the Option, will use good faith efforts to execute a license agreement within 120 days of the exercise of the Option.